Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	¥ 393,820	¥ 377,632
Work in process	165,003	144,251
Raw materials	52,458	48,150
Inventories	¥ 611,281	¥ 570,033